UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _9/30/03_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  11/5/03
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_71__

Form 13F Table Value Total:			__796,931_
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
24,189
350,210
SH

SOLE

205,130

145,080
American Express Co
COM
025816109
6,401
142,050
SH

SOLE

64,250

77,800
American International Group
COM
026874107
13,036
225,924
SH

SOLE

126,030

99,894
Amgen
COM
031162100
22,339
346,228
SH

SOLE

202,700

143,528
Analog Devices
COM
032654105
11,942
314,100
SH

SOLE

183,000

131,100
Anthem
COM
03674B104
21,273
298,228
SH

SOLE

175,400

122,828
Applebees Intl
COM
037899101
12,950
411,380
SH

SOLE

233,800

177,580
Applied Materials
COM
038222105
7,716
425,600
SH

SOLE

238,000

187,600
Best Buy Company
COM
086516101
19,032
400,500
SH

SOLE

240,000

160,500
Brinker International
COM
109641100
8,774
263,000
SH

SOLE

149,000

114,000
Burlington Resources
COM
122014103
6,493
134,700
SH

SOLE

81,500

53,200
Cardinal Health
COM
14149Y108
16,120
276,070
SH

SOLE

154,500

121,570
Career Education
COM
141665109
2,537
56,000
SH

SOLE

56,000

0
Cheesecake Factory
COM
163072101
11,896
327,711
SH

SOLE

206,750

120,961
Chicago Mercantile Exch
COM
167760107
1,858
27,000
SH

SOLE

26,000

1,000
Cisco Systems
COM
17275R102
7,967
406,700
SH

SOLE

235,700

171,000
Citigroup
COM
172967101
25,998
571,250
SH

SOLE

335,950

235,300
Colgate-Palmolive
COM
194162103
12,980
232,247
SH

SOLE

132,416

99,831
DST Systems
COM
233326107
2,098
55,800
SH

SOLE

46,500

9,300
Dell Inc.
COM
24702R101
28,574
855,001
SH

SOLE

518,150

336,851
Devon Energy Corp.
COM
25179M103
7,074
146,800
SH

SOLE

84,200

62,600
EMC Corp
COM
268648102
7,133
564,800
SH

SOLE

327,000

237,800
EOG Resources
COM
26875P101
8,031
192,400
SH

SOLE

107,800

84,600
Exxon Mobil Corp
COM
30231G102
10,402
284,200
SH

SOLE

153,300

130,900
Family Dollar Stores
COM
307000109
12,073
302,650
SH

SOLE

189,200

113,450
Fedex Corp
COM
31428X106
11,923
185,050
SH

SOLE

106,550

78,500
General Electric
COM
369604103
22,119
742,000
SH

SOLE

422,000

320,000
Gilead Science
COM
375558103
4,578
81,700
SH

SOLE

56,600

25,100
Goldman Sachs Group
COM
38141G104
11,796
140,600
SH

SOLE

81,300

59,300
Intel Corporation
COM
458140100
20,516
745,500
SH

SOLE

438,500

307,000
International Business Mach
COM
459200101
16,491
186,700
SH

SOLE

100,000

86,700
Intuit
COM
461202103
724
15,000
SH

SOLE

15,000

0
Johnson & Johnson
COM
478160104
7,265
146,700
SH

SOLE

74,500

72,200
KLA Tencor Corporation
COM
482480100
9,783
189,600
SH

SOLE

111,000

78,600
Kohl's Corporation
COM
500255104
22,157
414,143
SH

SOLE

236,000

178,143
Legg Mason, Inc.
COM
524901105
975
13,500
SH

SOLE

13,500

0
Linear Technology Corp
COM
535678106
10,345
287,928
SH

SOLE

171,800

116,128
Lowe's Companies.
 COM
548661107
22,781
438,943
SH

SOLE

253,500

185,443
MKS Instruments
COM
55306N104
1,083
50,000
SH

SOLE

50,000

0
Maxim Integrated Prods
COM
57772K101
8,331
211,500
SH

SOLE

118,200

93,300
McDonald's Corp
COM
580135101
17,370
737,900
SH

SOLE

439,800

298,100
MedImmune
COM
584699102
1,678
50,800
SH

SOLE

46,800

4,000
Medtronic
COM
585055106
19,473
415,026
SH

SOLE

244,650

170,376
Microsoft Corp
COM
594918104
20,077
722,200
SH

SOLE

407,500

314,700
Molex Inc., Class A
CL A COM
608554200
12,965
529,812
SH

SOLE

311,547

218,265
Nabors Industries
COM
G6359F103
6,304
169,200
SH

SOLE

83,500

85,700
Novartis
COM
66987V109
3,651
94,000
SH

SOLE

36,000

58,000
Novellus Systems
COM
670008101
7,143
212,600
SH

SOLE

113,000

99,600
PETsMART
COM
716768106
7,713
338,900
SH

SOLE

193,000

145,900
Patterson-UTI Energy
 COM
703481101
6,995
258,400
SH

SOLE

140,200

118,200
Pfizer.
COM
717081103
15,296
503,500
SH

SOLE

272,400

231,100
Pogo Producing
COM
730448107
6,081
134,300
SH

SOLE

61,300

73,000
Staples
COM
855030102
10,752
451,000
SH

SOLE

267,000

184,000
Stryker Corp
COM
863667101
9,155
121,565
SH

SOLE

71,500

50,065
Sysco Corp.
COM
871829107
15,133
462,650
SH

SOLE

274,450

188,200
Texas Instruments
COM
882508104
10,876
477,000
SH

SOLE

280,500

196,500
Tiffany & Co.
COM
886547108
10,609
284,200
SH

SOLE

178,600

105,600
U.S. Bancorp
COM
902973304
6,477
270,000
SH

SOLE

125,200

144,800
Union Pacific Corp
COM
907818108
8,222
141,347
SH

SOLE

79,800

61,547
United Parcel Service
COM
911312106
8,219
128,824
SH

SOLE

76,024

52,800
UnitedHealth Group
COM
91324P102
21,366
424,612
SH

SOLE

247,312

177,300
WTS Washington Intl
COM
938862109
0
6
SH

SOLE

0

6
Wal-Mart Stores
COM
931142103
25,129
449,943
SH

SOLE

263,500

186,443
Walgreen Company
COM
931422109
13,917
454,220
SH

SOLE

297,600

156,620
Weight Watchers Int
COM
948626106
1,290
31,000
SH

SOLE

15,000

16,000
Wellpoint Health Networks
COM
94973H108
20,408
264,768
SH

SOLE

157,700

107,068
Wells Fargo & Co.
COM
949746101
17,222
334,400
SH

SOLE

197,100

137,300
Westinghouse Air Brake
COM
960386100
1
38
SH

SOLE

0

38
Wrigley Wm Jr
COM
982526105
111
2,000
SH

SOLE

2,000

0
Zebra Technologies Corp
COM
989207105
1,158
22,500
SH

SOLE

22,500

0
Zimmer Holdings
COM
98956P102
12,386
224,800
SH

SOLE

134,600

90,200
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